May 4, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     American Fidelity Separate Account A (File Nos. 002-30771, 811-01764)

Ladies and Gentlemen:

On behalf of American Fidelity Assurance Company (the “Company”) and American Fidelity Separate Account A (“Separate Account A”), I am filing this certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of Prospectus and Statement of Additional Information (“SAI”) for certain variable annuity contracts offered by the Company through Separate Account A otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectus and SAI contained in the 485(b) post-effective amendment to registration statement on Form N-4 for Separate Account A, which was filed electronically with the Securities and Exchange Commission via EDGAR on April 28, 2021 and became effective on May 1, 2021.

Sincerely,

/s/ Jennifer Wheeler
Jennifer Wheeler
Vice President